Business Combination (Tables)	12 Months Ended
Dec. 31, 2020
Business Combination
Summary of reconciliation of elements of the Business Combination to the Consolidated Statements of Cash Flows and the Consolidated Statements of Changes in Equity (Deficit)

Business
($ in thousands)	Combination
Cash- dMY trust and cash, net of redemptions	$230,800
Cash- PIPE financing	160,430
Less: cash consideration paid to purchased RSI units	(125,000)
Less: transaction costs and advisory fees	(26,467)
Net proceeds from the Business Combination	$239,763
Less: Initial fair value of Warrants recognized in the Business Combination	(181,271)
Less: Initial fair value of earnout interests liability recognized in the Business Combination	(348,710)
Add: Transaction costs allocated to Warrants(1)	3,996
Net adjustment to total equity from the Business Combination	$(286,222)

(1)	Transaction costs allocated to Warrants are recorded to Change in Fair Value of Warrant Liabilities in the Company’s consolidated statements of operations and comprehensive income (loss).

Summary of number of shares of common stock issued immediately following the consummation of the Business Combination

Number of
Shares
Common stock, outstanding prior to Business Combination	23,000,000
Less: redemption of dMY shares	(485)
Common stock of dMY	22,999,515
dMY sponsor shares (1)	5,750,000
Shares issued in PIPE financing	16,043,002
Class A shares issued in the Business Combination	44,792,517
Class V shares issued to holders of retained RSI units (2)(3)	160,000,000
Total shares of common stock issued in the Business Combination	204,792,517

(1)	Includes 1,212,813 shares of Class A Common Stock placed into escrow subject to the achievement of certain earnout targets pursuant to the Business Combination Agreement.
(2)	Includes 15,000,000 shares of Class V Common Stock placed into escrow subject to the achievement of certain earnout targets pursuant to the Business Combination Agreement.
(3)

The Class V Common Stock entitle its holder to one vote per share but not any rights to dividends or distributions. Each share of Class V Common Stock is issued to the Sellers for each Retained RSILP Unit retained by the Seller.